OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
OTHER NON-CURRENT ASSETS [Abstract]
Fixture, furniture and Equipment	$ 89	$ 128
Right of use asset	1,809	0
Other	84	83
Total	$ 1,982	$ 211